COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2019 item	Jan. 31, 2019 item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2017 item	Dec. 31, 2018 CNY (¥)
Contingencies
Number of competitors filed lawsuits against the Group	2	2		1
Number putative securities class actions			2
Loss contingency accrual | ¥			¥ 0.0		¥ 0.0